Financial Liabilities - Promissory Notes (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Financial Liabilities
Promissory notes subscribed	€ 318,200,000	€ 674,308,000
Buy-backs or redemptions	(5,247,437,000)	(1,351,367,000)	[1]	€ (1,207,253,000)
Promissory notes issued 4th of May 2024
Financial Liabilities
Nominal amount of promissory notes (Euros)	€ 3,000
Interest rate	5.00%
Promissory notes subscribed	€ 77,475,000
Buy-backs or redemptions	(3,084,000)
Interest pending accrual	€ (1,214,000)
Promissory notes issued 5th of May 2023
Financial Liabilities
Nominal amount of promissory notes (Euros)		€ 3,000
Interest rate		4.00%
Promissory notes subscribed		€ 117,570,000
Buy-backs or redemptions		(1,842,000)
Interest pending accrual		€ (1,540,000)

[1]	Restated figures (Note 2.d)